Submission	Jun. 15, 2026
Submission [Line Items]
Central Index Key	0001025835
Registrant Name	ENTERPRISE FINANCIAL SERVICES CORP
Registration File Number	333-294014
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES